Basic Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basic Earnings Per Share
33.	BASIC EARNINGS PER SHARE
The calculation of basic earnings per share for the years ended December 31, 2017, 2018 and 2019 is based on the profit attributable to equity holders of the Company of RMB18,617, RMB21,210 and RMB20,517, respectively, divided by 80,932,368,321 shares.
The amount of diluted earnings per share is not presented as there were no dilutive potential ordinary shares in existence for the periods presented.